S000025526 [Member] Expense Example, No Redemption - Nuveen Winslow Large-Cap Growth ESG Fund	Jul. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 662
Expense Example, No Redemption, 3 Years	863
Expense Example, No Redemption, 5 Years	1,091
Expense Example, No Redemption, 10 Years	1,743
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	168
Expense Example, No Redemption, 3 Years	539
Expense Example, No Redemption, 5 Years	944
Expense Example, No Redemption, 10 Years	2,076
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	227
Expense Example, No Redemption, 5 Years	412
Expense Example, No Redemption, 10 Years	945
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	55
Expense Example, No Redemption, 3 Years	192
Expense Example, No Redemption, 5 Years	351
Expense Example, No Redemption, 10 Years	$ 814